U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Multi-State Limited Maturity Municipal Series Trust P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

     Merrill Lynch Arizona Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch California Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch Florida Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch New Jersey Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch New York Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch Penn Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch Mass Ltd Maturity Muni Bond Fund - Classes A,B,C & D Merrill Lynch Michigan Ltd Maturity Muni Bond Fund - Classes A,B,C & D


3.  Investment Company Act File Number:   811-6282

    Securities Act File Number:   33-50417


4.  Last day of fiscal year for which this notice is filed:


			7/31/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

			     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Merrill Lynch Arizona Limited Maturity Municipal Bond Fund	28,906 shares
    Merrill Lynch California Limited Maturity Municipal Bond Fund	0 shares
    Merrill Lynch Florida Ltd Maturity Municipal Bond Fund  0 shares
    Merrill Lynch New Jersey Ltd Maturity Municipal Bond Fund  130,762 shares
    Merrill Lynch New York Limited Maturity Municipal Bond Fund	0 shares
    Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund	0 shares
    Merrill Lynch Massachusetts Ltd Maturity Muni Bond Fund 	397,526 shares
    Merrill Lynch Michigan Ltd Maturity Municipal Bond Fund	14,696 shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Merrill Lynch Arizona Ltd Maturity Municipal Bond Fund 	384,348 shares
    Merrill Lynch California Ltd Maturity Municipal Bond Fund 	81,094 shares
    Merrill Lynch Florida Ltd Maturity Municipal Bond Fund 658,839 shares Merrill Lynch New Jersey Ltd Maturity Municipal Bond Fund 513,061 shares
    Merrill Lynch New York Ltd Maturity Municipal Bond Fund	0	shares
    Merrill Lynch Pennsylvania Ltd Maturity Muni Bond Fund 262,306 shares Merrill Lynch Massachusetts Ltd Maturity Muni Bond Fund 593,743 shares Merrill Lynch Michigan Ltd Maturity Muni Bond Fund 248,783 shares


9. Number and aggregate sale price of securities sold during the fiscal year:

    Merrill Lynch Arizona Limited Maturity Municipal Bond Fund
           		50,569 shares	      $ 500,096
    Merrill Lynch California Limited Maturity Municipal Bond Fund
             490,819 shares      $ 4,939,482
    Merrill Lynch Florida Limited Maturity Municipal Bond Fund
		           783,806 shares	     $ 7,821,362
    Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund
	           	145,388 shares     	$ 1,562,084
    Merrill Lynch New York Limited Maturity Municipal Bond Fund
		           272,581 shares     	$ 2,753,492
    Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund
	 	          168,123 shares     	$ 1,704,055
    Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund
		           88,663 shares       $ 881,071
    Merrill Lynch Michigan Limited Maturity Municipal Bond Fund
		           124,596 shares     	$ 1,248,506

    Total	         2,124,545 shares     	$ 21,410,148


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Merrill Lynch Arizona Limited Maturity Municipal Bond Fund
                  		0 shares		$0
    Merrill Lynch California Limited Maturity Municipal Bond Fund
                 		409,725 shares		$ 4,228,362
				                 (based on MOP of $10.32)
    Merrill Lynch Florida Limited Maturity Municipal Bond Fund
	                	124,967 shares		$ 1,270,914
				                  (based on MOP of $10.17)
    Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund
	                 	0    shares      	$ 0
    Merrill Lynch New York Limited Maturity Municipal Bond Fund
	                 	272,581 shares	 	$2,753,492
    Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund
		                  0   shares       $ 0
   Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund
		                  0  shares       	$ 0
    Merrill Lynch Michigan Limited Maturity Municipal Bond Fund
                   	0  shares       	$ 0

    Total		807,273 shares		$ 8,252,768


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Merrill Lynch Arizona Limited Maturity Municipal Bond Fund
              		5,879  shares		$ 59,285
    Merrill Lynch California Limited Maturity Municipal Bond Fund
		              44,864 shares		$ 209,482
    Merrill Lynch Florida Limited Maturity Municipal Bond Fund
               		32,308 shares		$ 321,867
    Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund
	               	27,138 shares		$ 183,929
    Merrill Lynch New York Limited Maturity Municipal Bond Fund
		               39,868 shares		$ 402,314
    Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund
		               19,877 shares		$ 201,554
    Merrill Lynch Massaschusetts Limited Maturity Municipal Bond Fund
	               	12,892 shares		$ 128,487
    Merrill Lynch Michigan Limited Maturity Municipal Bond Fund
		                8,600 shares		$ 82,466

    Total		191,426 shares	  	$ 1,589,384



12.  Calculation of registration fee:

    A)  Merrill Lynch Arizona Limited Maturity Municipal Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 59,285

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 1,681,090

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


 B)  Merrill Lynch California Limited Maturity Municipal Bond Fund

      (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 4,228,362

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 209,482

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 6,588,503

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

  C)  Merrill Lynch Florida Limited Maturity Municipal Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 1,270,914

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 321,867

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 10,815,050

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

D)  Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund

      (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 183,929

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 4,070,591

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

  E)  Merrill Lynch New York Limited Maturity Municipal Bond Fund

      (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 2,753,492

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 402,314

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 6,761,289

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

  F) Merrill Lynch Pennsylvania Limited Maturity Municipal Money Fund

       (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 201,554

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 3,165,149

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

 G)  Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 128,487

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 3,308,679

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

  H)  Merrill Lynch Michigan Limited Maturity Municipal Bond Fund

      (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 82,466

     (iii) Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 1,162,383

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii) Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

			[  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date  9/24/97